Quarterly Holdings Report
for
Fidelity® Equity Growth K6 Fund
August 31, 2024
EGK-NPRT3-1024
1.9909904.101
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.0%
Entertainment - 3.0%
Live Nation Entertainment, Inc. (a)	2,399	234,310
Netflix, Inc. (a)	1,403	983,994
Universal Music Group NV	44,275	1,158,391
Warner Music Group Corp. Class A (b)	4,414	126,285
		2,502,980
Interactive Media & Services - 6.0%
Alphabet, Inc. Class A	22,336	3,649,256
Meta Platforms, Inc. Class A	2,448	1,276,167
		4,925,423
TOTAL COMMUNICATION SERVICES		7,428,403
CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.1%
Mobileye Global, Inc. Class A (a)	2,333	33,315
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	8,313	254,602
Broadline Retail - 5.6%
Amazon.com, Inc. (a)	20,821	3,716,549
MercadoLibre, Inc. (a)	424	874,144
Savers Value Village, Inc. (a)	5,243	46,401
		4,637,094
Diversified Consumer Services - 0.1%
Duolingo, Inc. Class A (a)	402	85,453
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	7,259	851,553
Domino's Pizza, Inc.	883	365,747
Kura Sushi U.S.A., Inc. Class A (a)	1,725	113,833
Starbucks Corp.	463	43,786
Trip.com Group Ltd. ADR (a)	6,924	326,397
		1,701,316
Household Durables - 0.4%
TopBuild Corp. (a)	769	302,232
Specialty Retail - 0.5%
Floor & Decor Holdings, Inc. Class A (a)	1,529	171,921
Lowe's Companies, Inc.	1,097	272,605
		444,526
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	357	265,721
TOTAL CONSUMER DISCRETIONARY		7,724,259
CONSUMER STAPLES - 0.6%
Beverages - 0.6%
Monster Beverage Corp. (a)	9,679	456,171
Personal Care Products - 0.0%
Puig Brands SA Class B	1,505	42,190
TOTAL CONSUMER STAPLES		498,361
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Canadian Natural Resources Ltd.	3,840	139,046
Cheniere Energy, Inc.	3,947	731,221
Range Resources Corp.	11,158	333,401
Reliance Industries Ltd. GDR (c)	10,542	744,265
		1,947,933
FINANCIALS - 7.8%
Capital Markets - 1.1%
Intercontinental Exchange, Inc.	5,020	810,981
LPL Financial	306	68,648
Morgan Stanley	354	36,678
MSCI, Inc.	64	37,158
		953,465
Consumer Finance - 0.6%
Capital One Financial Corp.	3,286	482,812
Financial Services - 5.0%
Corebridge Financial, Inc.	6,334	187,233
Fiserv, Inc. (a)	1,003	175,124
Global Payments, Inc.	4,520	501,765
MasterCard, Inc. Class A	2,895	1,399,269
Rocket Companies, Inc. Class A (a)	14,764	290,113
Toast, Inc. (a)	12,364	307,369
Visa, Inc. Class A	4,540	1,254,720
		4,115,593
Insurance - 1.1%
Arthur J. Gallagher & Co.	2,214	647,750
The Baldwin Insurance Group, Inc. Class A, (a)	5,133	240,686
		888,436
TOTAL FINANCIALS		6,440,306
HEALTH CARE - 16.8%
Biotechnology - 5.2%
Alnylam Pharmaceuticals, Inc. (a)	3,012	791,222
Arcellx, Inc. (a)	499	34,301
Arrowhead Pharmaceuticals, Inc. (a)	2,033	48,446
Beam Therapeutics, Inc. (a)	606	16,168
BioNTech SE ADR (a)	2,712	239,253
Blueprint Medicines Corp. (a)	297	28,375
Cytokinetics, Inc. (a)	1,547	88,303
Exact Sciences Corp. (a)	14,984	924,363
Galapagos NV sponsored ADR (a)	3,191	92,922
Gamida Cell Ltd. (d)	10,294	0
Gamida Cell Ltd. warrants 4/21/28 (a)(d)	501	0
Gilead Sciences, Inc.	6,607	521,953
Hookipa Pharma, Inc. (a)	234	1,224
Immunocore Holdings PLC ADR (a)	1,333	47,828
Insmed, Inc. (a)	8,054	615,889
Janux Therapeutics, Inc. (a)	205	9,631
Krystal Biotech, Inc. (a)	246	48,000
Legend Biotech Corp. ADR (a)	1,626	93,576
Moderna, Inc. (a)	737	57,044
Regeneron Pharmaceuticals, Inc. (a)	420	497,570
Sarepta Therapeutics, Inc. (a)	403	54,719
Seres Therapeutics, Inc. (a)	775	620
Synlogic, Inc. (a)	142	213
Vor Biopharma, Inc. (a)	2,646	2,313
XOMA Corp. (a)	2,314	67,685
		4,281,618
Health Care Equipment & Supplies - 4.6%
Align Technology, Inc. (a)	2,007	476,101
Boston Scientific Corp. (a)	26,342	2,154,512
Glaukos Corp. (a)	1,784	238,860
Hologic, Inc. (a)	9,161	744,240
Lantheus Holdings, Inc. (a)	747	79,533
Penumbra, Inc. (a)	288	58,268
Pulmonx Corp. (a)	1,415	10,358
RxSight, Inc. (a)	418	23,571
		3,785,443
Health Care Providers & Services - 0.8%
HealthEquity, Inc. (a)	8,443	671,725
Life Sciences Tools & Services - 1.8%
Bio-Techne Corp.	1,992	147,388
Bruker Corp.	8,088	543,433
Chemometec A/S	984	54,624
Codexis, Inc. (a)	9,315	26,920
Danaher Corp.	2,445	658,463
MaxCyte, Inc. (a)	8,955	38,686
		1,469,514
Pharmaceuticals - 4.4%
Aclaris Therapeutics, Inc. (a)	496	585
Chugai Pharmaceutical Co. Ltd.	4,630	233,734
Eli Lilly & Co.	2,540	2,438,451
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	27,958	527,567
UCB SA	2,382	431,032
Zevra Therapeutics, Inc. (a)	4,548	34,792
		3,666,161
TOTAL HEALTH CARE		13,874,461
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.5%
General Electric Co.	7,123	1,243,818
Loar Holdings, Inc.	61	4,524
		1,248,342
Building Products - 0.0%
Simpson Manufacturing Co. Ltd.	205	37,527
Commercial Services & Supplies - 0.0%
Montrose Environmental Group, Inc. (a)	617	20,299
Electrical Equipment - 0.8%
GE Vernova LLC	3,091	621,291
Ground Transportation - 4.3%
Uber Technologies, Inc. (a)	48,448	3,543,002
Machinery - 1.4%
Chart Industries, Inc. (a)	633	77,479
Energy Recovery, Inc. (a)	2,252	36,572
Ingersoll Rand, Inc.	8,681	793,877
Westinghouse Air Brake Tech Co.	1,527	258,933
		1,166,861
Professional Services - 3.1%
Equifax, Inc.	5,252	1,613,047
KBR, Inc.	4,247	294,572
RELX PLC sponsored ADR	7,639	356,436
UL Solutions, Inc. Class A	5,023	273,954
		2,538,009
Trading Companies & Distributors - 0.8%
Ferguson Enterprises, Inc.	3,288	669,310
TOTAL INDUSTRIALS		9,844,641
INFORMATION TECHNOLOGY - 39.4%
Electronic Equipment, Instruments & Components - 1.1%
Coherent Corp. (a)	1,107	86,291
Fabrinet (a)	313	76,262
Flex Ltd. (a)	15,251	495,505
Jabil, Inc.	2,590	283,035
		941,093
IT Services - 1.4%
MongoDB, Inc. Class A (a)	3,966	1,153,273
Semiconductors & Semiconductor Equipment - 10.4%
Allegro MicroSystems LLC (a)	13,150	322,570
ASML Holding NV (depository receipt)	1,159	1,047,585
Astera Labs, Inc.	117	5,038
BE Semiconductor Industries NV	1,561	203,267
Marvell Technology, Inc.	1,548	118,020
NVIDIA Corp.	26,373	3,148,145
NXP Semiconductors NV	2,229	571,426
Qualcomm, Inc.	2,675	468,928
SiTime Corp. (a)	3,752	542,764
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,163	1,744,987
Universal Display Corp.	2,139	414,367
		8,587,097
Software - 13.4%
Autodesk, Inc. (a)	353	91,215
HubSpot, Inc. (a)	1,243	620,344
Manhattan Associates, Inc. (a)	2,022	534,677
Microsoft Corp.	21,302	8,885,916
NICE Ltd. sponsored ADR (a)	1,685	292,752
Nutanix, Inc. Class A (a)	920	58,135
ServiceNow, Inc. (a)	573	489,915
Volue A/S (a)	9,602	37,482
Zeta Global Holdings Corp. (a)	1,614	42,626
		11,053,062
Technology Hardware, Storage & Peripherals - 13.1%
Apple, Inc.	47,129	10,792,545
TOTAL INFORMATION TECHNOLOGY		32,527,070
MATERIALS - 1.0%
Chemicals - 0.2%
Aspen Aerogels, Inc. (a)	3,921	112,493
Construction Materials - 0.4%
Eagle Materials, Inc.	146	37,632
Martin Marietta Materials, Inc.	573	306,074
		343,706
Containers & Packaging - 0.4%
International Paper Co.	7,224	349,786
TOTAL MATERIALS		805,985
TOTAL COMMON STOCKS (Cost $71,680,727)		81,091,419

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (d)(e)	400	5,156
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries, Inc. Series F (d)(e)	1,470	31,953
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $37,057)		37,109

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	1,059,999	1,060,211
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	129,787	129,800
TOTAL MONEY MARKET FUNDS (Cost $1,190,011)		1,190,011

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $72,907,795)	82,318,539
NET OTHER ASSETS (LIABILITIES) - 0.2%	183,405
NET ASSETS - 100.0%	82,501,944

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $744,265 or 0.9% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,109 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	5,104

Anduril Industries, Inc. Series F	8/07/24	31,953

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,493	53,850,598	52,797,842	35,776	(38)	-	1,060,211	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	132,000	2,200	2	-	-	129,800	0.0%
Total	7,493	53,982,598	52,800,042	35,778	(38)	-	1,190,011

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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